Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	ICON FUNDS
Entity Central Index Key	0001025770
Amendment Flag	false
Document Creation Date	Jan. 22, 2019
Document Effective Date	Jan. 22, 2019
Prospectus Date	Jan. 22, 2019